Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Non-controlling interests
Schedule of associated non-controlling interests and portion of assets and liabilities represented by the subsidiaries

	Kaizen	VRB	Cordoba	Other	Total
Balance at January 1, 2020	249	250	(675)	(59)	(235)
Non-controlling interests share of loss	(1,141)	(480)	(2,954)	(43)	(4,618)
Changes in non-controlling interests arising from changes in ownership interest	342	—	11,167	—	11,509
Other changes in non-controlling interests	(50)	(14)	77	41	54
Balance at December 31, 2020	(600)	(244)	7,615	(61)	6,710
Non-controlling interests share of loss	(788)	(879)	(7,481)	(43)	(9,191)
Changes in non-controlling interests arising from changes in ownership interest	2,415	—	5,694	(1)	8,108
Other changes in non-controlling interests	45	—	176	33	254
Balance at December 31, 2021	$1,072	$(1,123)	$6,004	$(72)	$5,881

	Kaizen	VRB	Cordoba	Other	Total
Ownership percentage at December 31, 2021:	82.7%	90.0%	63.3%	94.3%

Total assets	7,680	27,641	20,059	6,152	61,532
Total liabilities	1,487	38,894	5,566	7,501	53,448
Net assets	6,193	(11,253)	14,493	(1,349)	8,084